Intangible assets	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Intangible assets
11. Intangible assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Cost

At 1 January 2024	2,434	1,137	580	184	100	444	4,879

Exchange differences	2	12	6	(7)	–	(20)	(7)

Additions – internal development	–	91	–	–	–	–	91

Additions – purchased	–	–	–	–	–	–	–

Disposals and retirements	–	(89)	–	(1)	–	(5)	(95)

Acquisition of business (note 30)	1	–	–	–	–	1	2

Transfers	–	(5)	–	–	–	–	(5)

At 31 December 2024	2,437	1,146	586	176	100	420	4,865

Exchange differences	(114)	(56)	(33)	(6)	(3)	(13)	(225)

Additions – internal development	–	105	–	–	–	–	105

Additions – purchased	–	–	–	–	–	–	–

Disposals and retirements	–	(15)	–	–	–	–	(15)

Acquisition of business (note 30)	102	–	54	3	–	14	173

Transfers	–	–	–	–	–	–	–

At 31 December 2025	2,425	1,180	607	173	97	421	4,903

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total

Amortisation and impairment

At 1 January 2024	–	(765)	(434)	(155)	(99)	(335)	(1,788)

Exchange differences	–	(8)	(6)	7	–	18	11

Charge for the year	–	(117)	(17)	(6)	–	(18)	(158)

Disposals and retirements	–	89	–	1	–	5	95

Transfers	–	1	–	–	–	–	1

At 31 December 2024	–	(800)	(457)	(153)	(99)	(330)	(1,839)

Exchange differences	–	38	26	5	3	11	83

Charge for the year	–	(112)	(16)	(5)	–	(20)	(153)

Disposals and retirements	–	15	–	–	–	–	15

Transfers	–	–	–	–	–	–	–

At 31 December 2025	–	(859)	(447)	(153)	(96)	(339)	(1,894)

Carrying amounts

At 1 January 2024	2,434	372	146	29	1	109	3,091

At 31 December 2024	2,437	346	129	23	1	90	3,026

At 31 December 2025	2,425	321	160	20	1	82	3,009

Key areas of estimation
The valuation of acquired intangible assets recognised on the acquisition of a business. The valuation is based on a number of assumptions, including estimations of future business performance.

Software and acquired intangible assets
Acquired intangible assets are valued separately for each acquisition. For material business combinations, the valuation is determined with the support of a third-party specialist. The primary method of valuation used is the discounted cash flow method. Acquired intangibles are amortised either on a straight line basis or using an amortisation profile based on the projected cash flows underlying the acquisition date valuation of the intangible asset, which generally results in a larger proportion of amortisation being recognised in the early years of the asset’s life, depending on the individual asset. The Group keeps the expected pattern of consumption under review. Other intangibles acquired includes technology.
Amortisation of £
46
m (2024
: £
40
m; 2023
: £
37
m) is included in the income statement in cost of goods sold and £
107
m (2024
: £
118
m; 2023
: £
132
m) in operating expenses. Impairment charges of £
nil
(2024
: £
nil
; 2023
: £
nil
) are included in operating expenses within the income statement.
The
range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

At 31 December 2025 Useful economic life

Class of intangible asset

Acquired customer lists, contracts and relationships	3-20 years

Acquired trademarks and brands	2-20 years

Acquired publishing rights	5-20 years

Other intangibles acquired	2-20 years
The expected amortisation profile of acquired intangible assets is shown below:

	At 31 December 2025

All figures in £ millions	One to five years	Six to ten years	Eleven to fifteen years	Sixteen to twenty years	Total

Class of intangible asset

Acquired customer lists, contracts and relationships	72	50	34	4	160

Acquired trademarks and brands	16	4	–	–	20

Acquired publishing rights	1	–	–	–	1

Other intangibles acquired	69	9	4	–	82
Impairment tests for cash-generating units (CGUs) containing goodwill
Impairment tests have been carried out as described below. Goodwill was allocated to CGUs, or an aggregation of CGUs, where goodwill could not be reasonably allocated to individual business units. Impairment reviews were conducted on these aggregated CGUs as follows:

All figures in £ millions	2025 Goodwill	2024 Goodwill

Assessment & Qualifications	1,288	1,369

Virtual Learning	397	426

English Language Learning	250	246

Enterprise Learning & Skills	338	330

Higher Education	152	66

Total	2,425	2,437
Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal.
The impairment assessment is based on value in use. Other than goodwill there are no intangible assets with indefinite lives. No
impairments of goodwill were recorded in 2025
or 2024
.
Determination of CGUs and reallocation of goodwill
Pearson identifies its CGUs based on its operating model and how data is collected and reviewed for management reporting and strategic planning purposes in accordance with IAS 36 ‘Impairment of Assets’. The CGUs and CGU aggregations reflect the level at which goodwill is monitored by management.
In 2025
, goodwill of £
18
m was transferred from the Higher Education CGU aggregation to the Enterprise Learning & Skills CGU aggregation in relation to the IT Pro business (see note 2)
. A relative value method was used to determine the amount of goodwill that should be transferred.
Key assumptions
For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations for all CGUs use cash flow projections based on financial budgets approved by the Board covering a five-year period.
The key assumptions used by management in the value in use calculations were:
Discount rates
–
The discount rates are based on the Group’s weighted average cost of capital, where the cost of equity is calculated based on the risk-free rate of government bonds, adjusted for a risk premium to reflect the increased risk in investing in equities. Where CGUs cover multiple territories, a blended risk-free rate is used. Base discount rates were assessed as reflecting underlying economic conditions, and so no further risk premiums were considered necessary. The average pre-tax
discount rates range from
10.3
% to
12.6
% (2024
:
pre-tax
10.8
% to
13.2
%).
Perpetuity growth rates
–
The perpetuity growth rates are based on inflation trends. A perpetuity growth rate of
2
% (2024
:
2
%) was used for cash flows subsequent to the approved budget period for CGUs operating primarily in mature markets. This perpetuity growth rate is a conservative rate and is considered to be lower than the long-term historical growth rates of the underlying territories in which the CGU operates and the long-term growth rate prospects of the sectors in which the CGU operates. A blended growth rate of
3.5
% (2024
:
3.5
%) was used for cash flows subsequent to the approved budget period for English Language Learning which has a higher exposure to emerging markets with higher inflation. This geographically blended growth rate is generally in line with the long-term historical growth rates in those markets.
The key assumptions used by management in setting the financial budgets were as follows:
Forecast sales growth rates
–
Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in Enterprise Learning and Skills and English Language Learning due to
product-led
share gains and key accounts, growth in Virtual Learning driven by market demand and new schools, and strong core performance and market expansion in Assessments and Qualifications and Higher Education. The sales forecasts use average nominal growth rates of low-mid
single digits for mature businesses in mature markets and
mid-high
single digit growth where there has been significant organic and / or inorganic investment.
Operating profits
–
Operating profits are forecast based on historical experience of operating margins, adjusted for the impact of changes to product costs, strategic developments and new business cases to the extent they have been formally approved prior to the balance sheet date. Management applies judgement in allocating corporate costs on a reasonable and consistent basis in order to determine operating profit at a CGU level.
Management have considered the impact of climate change risks (including physical and transition risks and the costs associated with achieving the Group’s net zero commitment) and are satisfied that any related costs will not mater ially impact the Group’s cash flow projections or impairment judgements at 31 December 2025.
The table below shows the key assumptions used by management in the value in use calculations.

		2025		2024

	Discount rate	Perpetuity growth rate	Discount rate	Perpetuity growth rate

Assessment & Qualifications	10.5%	2.0%	11.0%	2.0%

Virtual Learning	10.3%	2.0%	10.9%	2.0%

English Language Learning	12.6%	3.5%	13.2%	3.5%

Enterprise Learning & Skills	10.6%	2.0%	10.8%	2.0%

Higher Education	10.5%	2.0%	10.8%	2.0%
Sensitivities
Impairment
testing for the year ended 31 December 2025 has identified that the Enterprise Learning & Skills CGU aggregation is sensitive to reasonably possible changes in key assumptions. The Enterprise Learning & Skills headroom at 31 December 2025 is £123m, this headroom would be eliminated if the discount rate increased by 1.6%.